FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Financial Instruments Recorded at Fair Value and Fair Value Hierarchy (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Assets and Liabilities at Fair Value [Abstract]
Assets	S/ 1,231,900	S/ 904,800
Liabilities	1,047,900	819,500
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	3,000	3,000
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	4,800	5,700
Net impact of debit valuation and credit valuation adjustments	900	1,200
Fair Value
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	46,215,579	46,695,506
Fair value of underlying assets	2,103,800	970,958
Investments at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	4,957,236	4,715,343
Financial assets at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	992,429	932,734
Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	39,034,049	40,142,638
Corporate bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	13,443,799	14,386,996
Government bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	12,888,062	12,468,251
Certificates of deposit BCRP | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,884,030	11,435,757
Securitization instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,003,639	714,738
Subordinated bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	195,435	169,948
Negotiable certificates of deposits | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	246,569	438,988
Other instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	282,194	380,696
Equity instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	90,321	147,264
Level 1 | Fair Value
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	18,579,456	22,160,817
Fair value of underlying assets	0	0
Level 1 | Investments at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,499,724	2,512,497
Level 1 | Financial assets at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	985,836	930,627
Level 1 | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	15,093,896	18,717,693
Level 1 | Corporate bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	4,512,131	7,094,584
Level 1 | Government bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,079,754	11,565,309
Level 1 | Certificates of deposit BCRP | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	390,875	0
Level 1 | Securitization instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 | Subordinated bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	100,258	42,493
Level 1 | Negotiable certificates of deposits | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 1 | Other instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,876	0
Level 1 | Equity instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2	15,307
Level 2 | Fair Value
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	25,655,300	22,845,145
Fair value of underlying assets	2,103,800	970,958
Level 2 | Investments at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	681,939	625,116
Level 2 | Financial assets at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	6,593	2,107
Level 2 | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	23,734,903	21,313,131
Level 2 | Corporate bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	8,841,584	7,292,412
Level 2 | Government bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	2,808,308	902,942
Level 2 | Certificates of deposit BCRP | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	10,493,155	11,435,757
Level 2 | Securitization instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,003,639	714,738
Level 2 | Subordinated bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	95,177	127,455
Level 2 | Negotiable certificates of deposits | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	246,569	438,988
Level 2 | Other instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	168,577	282,104
Level 2 | Equity instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	77,894	118,735
Level 3 | Fair Value
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,980,823	1,689,544
Fair value of underlying assets	0	0
Level 3 | Investments at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,775,573	1,577,730
Level 3 | Financial assets at fair value through profit of loss
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	205,250	111,814
Level 3 | Corporate bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	90,084	0
Level 3 | Government bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Certificates of deposit BCRP | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Securitization instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Subordinated bonds | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Negotiable certificates of deposits | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Level 3 | Other instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	102,741	98,592
Level 3 | Equity instruments | Available for Sale
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	12,425	13,222
Derivative financial assets
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,231,865	904,791
Derivative financial assets | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	547,175	161,495
Derivative financial assets | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	455,613	489,602
Derivative financial assets | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	223,448	219,648
Derivative financial assets | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	5,532	3,018
Derivative financial assets | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	29,551
Derivative financial assets | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	97	1,477
Derivative financial assets | Level 1
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 1 | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 1 | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 1 | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 1 | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 1 | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 1 | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 2
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	1,231,865	904,791
Derivative financial assets | Level 2 | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	547,175	161,495
Derivative financial assets | Level 2 | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	455,613	489,602
Derivative financial assets | Level 2 | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	223,448	219,648
Derivative financial assets | Level 2 | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	5,532	3,018
Derivative financial assets | Level 2 | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	29,551
Derivative financial assets | Level 2 | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	97	1,477
Derivative financial assets | Level 3
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 3 | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 3 | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 3 | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 3 | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 3 | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial assets | Level 3 | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Financial assets, at fair value	0	0
Derivative financial liabilities
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	1,047,907	819,473
Derivative financial liabilities | Financial liabilities at fair value through profit or loss
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	1,055,893	151,485
Derivative financial liabilities | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	300,695	210,947
Derivative financial liabilities | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	396,355	353,647
Derivative financial liabilities | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	346,591	230,848
Derivative financial liabilities | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	4,263	8,420
Derivative financial liabilities | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	15,491
Derivative financial liabilities | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	3	120
Derivative financial liabilities | Level 1
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Financial liabilities at fair value through profit or loss
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 1 | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 2
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	1,047,907	819,473
Derivative financial liabilities | Level 2 | Financial liabilities at fair value through profit or loss
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	1,055,893	151,485
Derivative financial liabilities | Level 2 | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	300,695	210,947
Derivative financial liabilities | Level 2 | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	396,355	353,647
Derivative financial liabilities | Level 2 | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	346,591	230,848
Derivative financial liabilities | Level 2 | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	4,263	8,420
Derivative financial liabilities | Level 2 | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	15,491
Derivative financial liabilities | Level 2 | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	3	120
Derivative financial liabilities | Level 3
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Financial liabilities at fair value through profit or loss
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Foreign currency forwards
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Interest rate swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Foreign exchange options
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Cross currency swaps
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	0	0
Derivative financial liabilities | Level 3 | Futures
Financial Assets and Liabilities at Fair Value [Abstract]
Fair value of underlying assets	S/ 0	S/ 0